Payable to Clients (Tables)	6 Months Ended
Sep. 30, 2025
Payable to Clients [Abstract]
Schedule of Owned Obligations to the Clients

The deposits were the amount received from clients but not yet invested or entered into any contract, while, the Company has owned obligations to the clients.

	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)
Payables to clients:
Related parties (note 22)	35,646,485	691,588
Third party payables	85,817,270	53,141,585
Total	121,463,755	53,833,173